Property, Plant And Equipment	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment

5. Property, Plant and Equipment

At December 31, 2015 and 2014, property, plant and equipment consisted of the following:

	2015	2014
Land	$65.076	$65.081
Buildings and improvements	2.758.018	2.630.431
Machinery and equipment	4.070.878	3.965.870
Machinery, equipment and rental equipment under capitalized leases	69.179	62.016
Construction in progress	445.431	314.067
	7.408.582	7.037.465
Accumulated depreciation	(3.983.008)	(3.747.285)
Property, plant and equipment, net	$3.425.574	$3.290.180

Depreciation expense for property, plant and equipment amounted to $606.964, $600.845 and $555.125 for the years ended December 31, 2015, 2014, and 2013, respectively.

Included in machinery and equipment at December 31, 2015 and 2014 were $628.140 and $614.797, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was $32.339 and $24.420 at December 31, 2015 and 2014, respectively.